Other assets and liabilities F.1. Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 379	$ 405	[1]
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	257	286
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	694	722
Provisions
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	(315)	(316)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	74	74
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	48	46
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	25	25
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	7	18
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	13	3
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	5	4
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	304	303
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	211	210
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	54	59
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	39	34
Others
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	51	77
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	39	58
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	7	12
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 5	$ 8

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.